FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	Dec. 28, 2019	Dec. 29, 2018
Available-for-sale securities
Total Securities Cost	$ 31,713	$ 27,979
Unrealized Gain (Loss)	2,543	588
Total Fair Value	34,256	27,391
Fixed Income
Available-for-sale securities
Debt Securities Cost	15,376	13,301
Debt Securities Unrealized Gain/(Loss)		(176)
Debt Securities Unrealized Gain/(Loss)	353
Debt Securities Fair Value	15,729	13,125
Equity
Available-for-sale securities
Equity Securities Cost	7,958	7,141
Equity Securities Unrealized Gain/(Loss)	1,776	121
Equity Securities Fair Value	9,734	7,262
Mutual Fund
Available-for-sale securities
Debt Securities Cost	6,568	5,815
Debt Securities Unrealized Gain/(Loss)		(567)
Debt Securities Unrealized Gain/(Loss)	284
Debt Securities Fair Value	6,852	5,248
Alternative Investments
Available-for-sale securities
Debt Securities Cost	1,811	1,722
Debt Securities Unrealized Gain/(Loss)	130	34
Debt Securities Fair Value	$ 1,941	$ 1,756